Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.80%
Communication services: 8.94%
Diversified telecommunication services: 2.07%
AT&T Incorporated	6,459	$ 190,088
Verizon Communications Incorporated	5,992	338,488
		528,576
Entertainment: 3.62%
Activision Blizzard Incorporated	2,371	230,580
Electronic Arts Incorporated	1,714	244,982
Netflix Incorporated †	56	28,157
Take-Two Interactive Software Incorporated †	1,110	205,972
The Walt Disney Company †	1,221	218,132
		927,823
Interactive media & services: 0.14%
Alphabet Incorporated Class A †	1	2,357
Alphabet Incorporated Class C †	14	33,762
		36,119
Media: 1.68%
Charter Communications Incorporated Class A †	170	118,070
Comcast Corporation Class A	2,844	163,075
DISH Network Corporation Class A †	232	10,097
Fox Corporation Class A	220	8,217
Fox Corporation Class B	344	12,480
Interpublic Group of Companies Incorporated	184	6,199
Liberty Global plc Class A †	537	14,665
Omnicom Group Incorporated	795	65,381
Sirius XM Holdings Incorporated	4,892	30,575
		428,759
Wireless telecommunication services: 1.43%
T-Mobile US Incorporated †	2,594	366,921
Consumer discretionary: 6.24%
Hotels, restaurants & leisure: 2.41%
Domino's Pizza Incorporated	162	69,153
McDonald's Corporation	1,556	363,933
Starbucks Corporation	1,609	183,233
		616,319
Household durables: 0.23%
Garmin Limited	415	59,030
Internet & direct marketing retail: 0.19%
Amazon.com Incorporated †	8	25,785
Chewy Incorporated Class A †	11	810
eBay Incorporated	360	21,917
		48,512
Multiline retail: 1.21%
Dollar General Corporation	807	163,789
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	677	$ 66,008
Target Corporation	351	79,649
		309,446
Specialty retail: 1.71%
Advance Auto Parts Incorporated	8	1,518
AutoZone Incorporated †	91	128,001
O'Reilly Automotive Incorporated †	159	85,084
The Home Depot Incorporated	705	224,832
		439,435
Textiles, apparel & luxury goods: 0.49%
Nike Incorporated Class B	924	126,089
Consumer staples: 10.28%
Beverages: 1.77%
Brown-Forman Corporation Class B	346	27,805
Monster Beverage Corporation †	124	11,689
PepsiCo Incorporated	2,603	385,088
The Coca-Cola Company	515	28,474
		453,056
Food & staples retailing: 2.11%
The Kroger Company	7,635	282,342
Walmart Incorporated	1,812	257,358
		539,700
Food products: 3.96%
Archer Daniels Midland Company	455	30,271
Bunge Limited	223	19,361
Campbell Soup Company	1,093	53,196
General Mills Incorporated	1,027	64,557
Hormel Foods Corporation	3,560	172,802
Kellogg Company	1,546	101,248
McCormick & Company Incorporated	1,118	99,569
Mondelez International Incorporated Class A	1,619	102,855
The Hershey Company	1,644	284,494
The J.M. Smucker Company	608	81,040
Tyson Foods Incorporated Class A	72	5,724
		1,015,117
Household products: 2.22%
Church & Dwight Company Incorporated	971	83,244
Colgate-Palmolive Company	623	52,195
Kimberly-Clark Corporation	345	45,067
The Clorox Company	568	100,383
The Procter & Gamble Company	2,127	286,826
		567,715
Personal products: 0.01%
The Estee Lauder Companies Incorporated Class A	12	3,678
See accompanying notes to portfolio of investments

2  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Tobacco: 0.21%
Altria Group Incorporated	188	$ 9,253
Philip Morris International Incorporated	457	44,069
		53,322
Energy: 0.27%
Oil, gas & consumable fuels: 0.27%
Cabot Oil & Gas Corporation	862	14,137
Cheniere Energy Incorporated †	544	46,186
Exxon Mobil Corporation	150	8,756
		69,079
Financials: 8.94%
Capital markets: 1.58%
BlackRock Incorporated	8	7,016
Cboe Global Markets Incorporated	720	80,136
CME Group Incorporated	642	140,444
Intercontinental Exchange Incorporated	1,171	132,182
MarketAxess Holdings Incorporated	21	9,797
Morgan Stanley	27	2,456
T. Rowe Price Group Incorporated	74	14,160
The NASDAQ Incorporated	115	19,258
Tradeweb Markets Incorporated Class A	3	251
		405,700
Diversified financial services: 0.65%
Berkshire Hathaway Incorporated Class B †	577	167,007
Insurance: 6.69%
Alleghany Corporation †	2	1,433
Aon plc Class A	877	222,205
Arthur J. Gallagher & Company	1,090	159,805
Brown & Brown Incorporated	2,214	116,279
Chubb Limited	500	84,995
Erie Indemnity Company Class A	125	25,141
Everest Reinsurance Group Limited	532	138,299
Markel Corporation †	87	106,618
Marsh & McLennan Companies Incorporated	1,513	209,324
Progressive Corporation	1,219	120,779
RenaissanceRe Holdings Limited	662	102,027
The Allstate Corporation	1,471	200,953
The Travelers Companies Incorporated	984	157,145
Willis Towers Watson plc	258	67,431
		1,712,434
Mortgage REITs: 0.02%
AGNC Investment Corporation	300	5,562
Health care: 18.13%
Biotechnology: 5.25%
AbbVie Incorporated	50	5,660
Amgen Incorporated	413	98,269
Biogen Incorporated †	99	26,481
BioMarin Pharmaceutical Incorporated †	337	26,050
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated	5,362	$ 354,482
Incyte Corporation †	1,284	107,574
Ionis Pharmaceuticals Incorporated †	519	19,333
Neurocrine Biosciences Incorporated †	400	38,488
Regeneron Pharmaceuticals Incorporated †	632	317,536
Seagen Incorporated †	268	41,634
Vertex Pharmaceuticals Incorporated †	1,477	308,147
		1,343,654
Health care equipment & supplies: 4.74%
Abbott Laboratories	620	72,323
Baxter International Incorporated	1,318	108,234
Becton Dickinson & Company	261	63,133
Danaher Corporation	1,168	299,172
Dentsply Sirona Incorporated	271	18,135
IDEXX Laboratories Incorporated †	22	12,278
Masimo Corporation †	274	59,074
Medtronic plc	2,512	317,994
ResMed Incorporated	6	1,235
Stryker Corporation	671	171,286
The Cooper Companies Incorporated	184	72,395
West Pharmaceutical Services Incorporated	40	13,900
Zimmer Biomet Holdings Incorporated	36	6,060
		1,215,219
Health care providers & services: 1.73%
Anthem Incorporated	338	134,598
Henry Schein Incorporated †	73	5,551
Humana Incorporated	218	95,419
UnitedHealth Group Incorporated	501	206,372
		441,940
Health care technology: 0.18%
Cerner Corporation	196	15,337
Teladoc Incorporated †	71	10,691
Veeva Systems Incorporated Class A †	68	19,811
		45,839
Life sciences tools & services: 0.30%
Bio-Rad Laboratories Incorporated Class A †	123	74,092
Mettler-Toledo International Incorporated †	2	2,602
Thermo Fisher Scientific Incorporated	1	470
		77,164
Pharmaceuticals: 5.93%
Bristol-Myers Squibb Company	1,155	75,907
Eli Lilly & Company	1,831	365,724
Johnson & Johnson	2,466	417,371
Merck & Company Incorporated	4,534	344,085
Pfizer Incorporated	5,398	209,065
Viatris Incorporated	669	10,196
Zoetis Incorporated	542	95,761
		1,518,109
See accompanying notes to portfolio of investments

4  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Industrials: 7.81%
Aerospace & defense: 1.22%
Huntington Ingalls Industries Incorporated	8	$ 1,730
L3Harris Technologies Incorporated	529	115,354
Lockheed Martin Corporation	449	171,608
Northrop Grumman Corporation	67	24,513
		313,205
Air freight & logistics: 0.78%
C.H. Robinson Worldwide Incorporated	2,056	199,473
Airlines: 0.01%
Southwest Airlines Company †	24	1,475
Building products: 0.06%
Carrier Global Corporation	319	14,652
Commercial services & supplies: 4.58%
Republic Services Incorporated	3,398	370,994
Rollins Incorporated	926	31,567
Waste Connections Incorporated	2,804	340,518
Waste Management Incorporated	3,052	429,355
		1,172,434
Industrial conglomerates: 0.35%
Honeywell International Incorporated	385	88,900
Machinery: 0.10%
Otis Worldwide Corporation	243	19,034
PACCAR Incorporated	62	5,677
Pentair plc	21	1,448
		26,159
Professional services: 0.51%
Booz Allen Hamilton Holding Corporation	940	79,834
Leidos Holdings Incorporated	5	514
Verisk Analytics Incorporated	293	50,639
		130,987
Road & rail: 0.20%
AMERCO	83	47,728
Knight-Swift Transportation Holdings Incorporated	96	4,582
		52,310
Information technology: 22.85%
Communications equipment: 1.99%
Arista Networks Incorporated †	64	21,720
Cisco Systems Incorporated	3,639	192,503
Juniper Networks Incorporated	1,400	36,862
Motorola Solutions Incorporated	1,256	257,869
		508,954
Electronic equipment, instruments & components: 1.64%
Amphenol Corporation Class A	2,514	169,092
Arrow Electronics Incorporated †	227	27,315
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
CDW Corporation of Delaware	44	$ 7,278
Keysight Technologies Incorporated †	1,422	202,464
TE Connectivity Limited	104	14,111
		420,260
IT services: 11.82%
Accenture plc Class A	1,566	441,863
Akamai Technologies Incorporated †	1,372	156,696
Automatic Data Processing Incorporated	700	137,214
Black Knight Incorporated †	2,229	163,586
Broadridge Financial Solutions Incorporated	771	122,959
Cognizant Technology Solutions Corporation Class A	1,727	123,584
Fidelity National Information Services Incorporated	1,588	236,580
Fiserv Incorporated †	1,643	189,274
FleetCor Technologies Incorporated †	193	52,967
International Business Machines Corporation	680	97,743
Jack Henry & Associates Incorporated	1,222	188,371
MasterCard Incorporated Class A	612	220,675
Paychex Incorporated	2,983	301,701
The Western Union Company	6,522	159,593
VeriSign Incorporated †	397	87,308
Visa Incorporated Class A	1,522	345,951
		3,026,065
Semiconductors & semiconductor equipment: 0.78%
Broadcom Incorporated	150	70,850
Intel Corporation	314	17,936
QUALCOMM Incorporated	25	3,364
Texas Instruments Incorporated	569	108,008
		200,158
Software: 6.47%
Adobe Incorporated †	666	336,050
Citrix Systems Incorporated	1,737	199,686
Intuit Incorporated	163	71,572
Microsoft Corporation	1,492	372,523
NortonLifeLock Incorporated	2,112	58,418
Oracle Corporation	3,571	281,181
Palo Alto Networks Incorporated †	136	49,402
SS&C Technologies Holdings Incorporated	38	2,807
Tyler Technologies Incorporated †	568	228,995
Zoom Video Communications Incorporated †	167	55,366
		1,656,000
Technology hardware, storage & peripherals: 0.15%
Apple Incorporated	314	39,128
Materials: 2.64%
Chemicals: 0.89%
Air Products & Chemicals Incorporated	229	68,622
Celanese Corporation Series A	31	5,129
Corteva Incorporated	24	1,092
Eastman Chemical Company	25	3,135
Ecolab Incorporated	641	137,866
See accompanying notes to portfolio of investments

6  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
Linde plc	11	$ 3,307
The Sherwin-Williams Company	36	10,207
		229,358
Containers & packaging: 0.28%
Amcor plc	3,698	43,636
Ball Corporation	185	15,200
Crown Holdings Incorporated	119	12,286
		71,122
Metals & mining: 1.47%
Newmont Corporation	5,122	376,365
Real estate: 3.51%
Equity REITs: 3.51%
American Tower Corporation	729	186,223
Crown Castle International Corporation	851	161,265
Duke Realty Corporation	92	4,274
Equinix Incorporated	9	6,630
Equity Residential	1,405	108,817
Extra Space Storage Incorporated	721	108,013
Mid-America Apartment Communities Incorporated	9	1,446
Public Storage Incorporated	1,046	295,474
SBA Communications Corporation	86	25,638
		897,780
Utilities: 7.19%
Electric utilities: 4.57%
Alliant Energy Corporation	983	56,178
American Electric Power Company Incorporated	1,416	121,776
Entergy Corporation	33	3,474
Evergy Incorporated	509	31,553
Eversource Energy	908	73,721
NextEra Energy Incorporated	4,629	338,935
The Southern Company	4,322	276,262
Xcel Energy Incorporated	3,775	267,572
		1,169,471
Multi-utilities: 2.46%
Ameren Corporation	251	21,134
CenterPoint Energy Incorporated	211	5,338
CMS Energy Corporation	1,274	79,931
Consolidated Edison Incorporated	2,958	228,476
Dominion Energy Incorporated	1,250	95,175
DTE Energy Company	136	18,767
Public Service Enterprise Group Incorporated	65	4,038
WEC Energy Group Incorporated	1,889	177,396
		630,255
Water utilities: 0.16%
American Water Works Company Incorporated	274	42,475
Total Common stocks (Cost $21,103,191)		24,788,310

See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.59%
Investment companies: 2.59%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	664,454	$ 664,454
Total Short-term investments (Cost $664,454)				664,454
Total investments in securities (Cost $21,767,645)	99.39%			25,452,764
Other assets and liabilities, net	0.61			155,383
Total net assets	100.00%			$25,608,147

†	Non-income-earning security
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$302,669	$2,278,817	$(1,917,032)	$0	$0	$664,454	2.59%	664,454	$43
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	3	6-18-2021	$618,348	$630,360	$12,012	$0
See accompanying notes to portfolio of investments

8  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,288,198	$0	$0	$2,288,198
Consumer discretionary	1,598,831	0	0	1,598,831
Consumer staples	2,632,588	0	0	2,632,588
Energy	69,079	0	0	69,079
Financials	2,290,703	0	0	2,290,703
Health care	4,641,925	0	0	4,641,925
Industrials	1,999,595	0	0	1,999,595
Information technology	5,850,565	0	0	5,850,565
Materials	676,845	0	0	676,845
Real estate	897,780	0	0	897,780
Utilities	1,842,201	0	0	1,842,201
Short-term investments
Investment companies	664,454	0	0	664,454
	25,452,764	0	0	25,452,764
Futures contracts	12,012	0	0	12,012
Total assets	$25,464,776	$0	$0	$25,464,776
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $140,000 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

10  |  Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio